RESTRUCTURING OF JAPAN OPERATIONS (Schedule of Restructuring and Asset Impairment Activity) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Restructuring and asset impairment activity [Line Items]
Accrued balance as of beginning of period		$ 4,603
Assets impairment and other restructuring charges		7,316	$ 55,500
Reduction of prior accrual and impairment		(8,307)
Charges against accrual		5,841	(46,276)
Cash payments		(4,409)	(4,621)
Accrued balance as of end of period		5,044	4,603
Assets impairment and related cost [Member]
Restructuring and asset impairment activity [Line Items]
Accrued balance as of beginning of period	[1]	1,196
Assets impairment and other restructuring charges	[1]	3,200	47,472
Reduction of prior accrual and impairment	[1]	(5,841)
Charges against accrual	[1]	5,841	$ (46,276)
Cash payments	[1]	(1,296)
Accrued balance as of end of period	[1]	3,100	$ 1,196
Other restructuring [Member]
Restructuring and asset impairment activity [Line Items]
Accrued balance as of beginning of period		3,407
Assets impairment and other restructuring charges		4,116	$ 8,028
Reduction of prior accrual and impairment		$ (2,466)
Charges against accrual
Cash payments		$ (3,113)	$ (4,621)
Accrued balance as of end of period		$ 1,944	$ 3,407

[1]	Charges associated with asset impairment represent the write-down of the related assets to their new fair value and are recorded concurrently with the recognition of the accrual.